CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Cash and due from banks:
Noninterest-bearing	$ 13,980	$ 11,204
Interest-bearing	34,432	2,287
Federal funds sold	0	64,830
Total cash and cash equivalents	48,412	78,321
Trading securities, at fair value	0	248
Available for sale securities, at fair value	230,814	180,036
Loans held for sale	5,558	7,371
Loans receivable (net of allowance for loan losses of $4,970 and $4,799 at December 31, 2011 and 2010, respectively)	618,626	606,214
Federal Home Loan Bank stock, at cost	8,388	8,388
Bank-owned life insurance	9,012	9,024
Premises and equipment, net	12,651	12,123
Goodwill and other intangibles	4,105	4,126
Accrued interest receivable	3,539	3,113
Deferred tax asset, net	4,614	5,729
Other real estate owned, net	976	1,285
Prepaid FDIC deposit insurance assessment	1,974	2,576
Other assets	6,378	7,855
Total assets	955,047	926,409
Deposits:
Noninterest-bearing	85,958	66,845
Interest-bearing	615,968	593,869
Total deposits	701,926	660,714
Mortgagors' and investors' escrow accounts	3,291	3,425
Federal Home Loan Bank advances	100,069	114,169
Junior subordinated debt owed to unconsolidated trust	8,248	8,248
Stock offering escrow	0	48,325
Accrued expenses and other liabilities	10,996	10,424
Total liabilities	824,530	845,305
Commitments and contingencies (Notes 11 and 12)
Shareholders' Equity:
Preferred stock ($.01 par value; 1,000,000 shares authorized; none issued)	0	0
Common stock ($.01 par value; 35,000,000 and 67,357,500 shares authorized; 10,576,849 and 11,283,503 shares issued; 10,576,302 and 10,577,369 shares outstanding at December 31, 2011 and 2010, respectively)	106	126
Additional paid-in-capital	94,612	52,198
Unallocated common shares held by ESOP	(5,568)	(2,907)
Unearned restricted shares	(38)	(25)
Retained earnings	42,085	40,859
Accumulated other comprehensive loss	(675)	(1,108)
Treasury stock, at cost (547 and 706,134 shares at December 31, 2011 and December 31, 2010, respectively)	(5)	(8,039)
Total shareholders' equity	130,517	81,104
Total liabilities and shareholders' equity	$ 955,047	$ 926,409